Deferred Tax Assets/(Liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 890	¥ 1,079
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	895	(37)
Acquired in business combination	(6)
(Charged)/credited to consolidated income statement	650	(65)
Credited to other comprehensive income	24	(87)
Ending balance	2,453	890
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,145)	(1,076)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	(36)
Acquired in business combination	(6)
(Charged)/credited to consolidated income statement	111	54
Credited to other comprehensive income	24	(87)
Ending balance	(1,016)	(1,145)
Deferred tax liabilities [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(211)	(216)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	20	5
Credited to other comprehensive income	0	0
Ending balance	(191)	(211)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(18)	(49)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	4	31
Credited to other comprehensive income	0	0
Ending balance	(14)	(18)
Deferred tax liabilities [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(618)	(633)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	140	15
Credited to other comprehensive income	0	0
Ending balance	(478)	(618)
Deferred tax liabilities [member] | Change in fair value of available-for-sale equity securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(141)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		141
(Charged)/credited to consolidated income statement		0
Credited to other comprehensive income		0
Ending balance		0
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(25)	(26)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	(6)
(Charged)/credited to consolidated income statement	2	1
Credited to other comprehensive income	0	0
Ending balance	(29)	(25)
Deferred tax liabilities [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(236)	0
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	(156)
Acquired in business combination	0
(Charged)/credited to consolidated income statement	0	0
Credited to other comprehensive income	7	(80)
Ending balance	(229)	(236)
Deferred tax liabilities [member] | Change in fair value of other non-current financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(19)	0
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	(21)
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(1)	2
Credited to other comprehensive income	0	0
Ending balance	(20)	(19)
Deferred tax liabilities [member] | Change in fair value of derivative financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(18)	(11)
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	0	0
Credited to other comprehensive income	17	(7)
Ending balance	(1)	(18)
Deferred tax liabilities [member] | Change in fair value of financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(54)
Ending balance	(54)	0
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,035	2,155
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	895	(1)
Acquired in business combination	0
(Charged)/credited to consolidated income statement	539	(119)
Credited to other comprehensive income	0	0
Ending balance	3,469	2,035
Deferred tax assets [member] | Net effect on right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	1,312
Acquired in business combination	0
(Charged)/credited to consolidated income statement	511
Credited to other comprehensive income	0
Ending balance	1,823	0
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	929	1,020
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	185	(91)
Credited to other comprehensive income	0	0
Ending balance	1,114	929
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	697	691
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	(417)	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(18)	6
Credited to other comprehensive income	0	0
Ending balance	262	697
Deferred tax assets [member] | Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	88
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16		(88)
(Charged)/credited to consolidated income statement		0
Credited to other comprehensive income		0
Ending balance		0
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	210	248
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(129)	(38)
Credited to other comprehensive income	0	0
Ending balance	81	210
Deferred tax assets [member] | Provision for tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22	10
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(15)	12
Credited to other comprehensive income	0	0
Ending balance	7	22
Deferred tax assets [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	11	16
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(11)	(5)
Credited to other comprehensive income	0	0
Ending balance	0	11
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	85	82
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	0
Acquired in business combination	0
(Charged)/credited to consolidated income statement	29	3
Credited to other comprehensive income	0	0
Ending balance	114	85
Deferred tax assets [member] | Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	81	0
Deferred income tax assets liability recognised in impact on initial application of IFRS 9/15/16	0	87
Acquired in business combination	0
(Charged)/credited to consolidated income statement	(13)	(6)
Credited to other comprehensive income	0	0
Ending balance	¥ 68	¥ 81